Note 9 - Loans Payable (Details Textual) - CAD ($) xbrli-pure in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 15, 2020
Statement Line Items [Line Items]
Proceeds from borrowings			$ 166,612
CEBA loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings	100,000
Borrowings, interest rate				0.00%
Adjustments for loan forgiveness	$ 30,000